Share Capital - Summary of Details of Shares Issued (Parenthetical) (Details)	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 £ / shares
Options Exercised at £0.05
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price | £ / shares			£ 0.05
Options Exercised at £1.00
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price | £ / shares			1.00
Options Exercised at £0.85
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price | £ / shares			0.85
Options Exercised at £1.28
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price | £ / shares			1.28
Options Exercised at £1.90
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price | £ / shares			£ 1.90
Options Exercised at $0.20 | American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	$ 0.2	$ 0.20
Options Exercised at $4.16 | American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price		4.16
Options Exercised at $5.12 | American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price		5.12
Options Exercised at $5.88 | American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price		5.88
Options Exercised at $7.32 | American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price		7.32
Options Exercised at $7.60 | American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	7.6	7.6
Options Exercised at $2.40 | American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	2.4
Options Exercised at $3.76 | American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	3.76
Options Exercised at $15.38 | American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	15.38
Options Exercised at $0.07/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	0.07	0.07
Options Exercised at $1.39/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price		1.39
Options Exercised at $1.72/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price		1.72
Options Exercised at $1.96/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price		1.96
Options Exercised at $2.44/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price		2.44
Options Exercised at $2.53/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	2.53	$ 2.53
Options Exercised at $0.80/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	0.8
Options Exercised at $1.25/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	1.25
Options Exercised at $5.13/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	$ 5.13